Nature of the Business and Basis of Presentation - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments | segment	1
Accumulated deficit	$ 252,666		$ 222,815
Net cash used in operating activities	26,313	$ 34,487
Cash and cash equivalents	$ 41,978		$ 76,528